8. STOCK OPTIONS AND WARRANTS (Details 2) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Shares Under Warrants
Outstanding beginning balance	12,373,156	108,734	96,800
Issued	0	12,387,156	11,934
Exercised	(945,392)	(122,734)
Expired	0
Outstanding ending balance	11,427,764	12,373,156	108,734
Exercisable ending balance	11,427,764
Weighted Average Exercise Price
Outstanding beginning balance	$ 2.51	$ 123	$ 122
Issued		$ 2.5	$ 125
Exercised	$ 2.50
Expired
Outstanding ending balance	$ 2.51	$ 2.51	$ 123
Exercisable ending balance	$ 2.51
Weighted Average Remaining Contractual Life
Outstanding beginning balance	4 years 1 month 10 days	3 years 6 months	4 years 6 months
Outstanding ending balance	4 years 4 months 6 days	4 years 1 month 10 days	3 years 6 months
Aggregate Intrinsic Value
Outstanding beginning balance	$ 31,056,390	$ 0	$ 0
Outstanding ending balance	28,692,910	31,056,390	0
Exercisable ending balance	$ 28,692,910